Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Details) [Line Items]
Beginning Balance	$ 4,307	$ 10,457
Additions	50,234	7,897	$ 12,411
Repayments	(24,069)	(13,316)
Effect of foreign exchange rate changes	(115)	(731)
Ending Balance	30,357	4,307	10,457
Short-term borrowings [member]
Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Details) [Line Items]
Beginning Balance	4,307	10,457
Additions	50,234	7,897
Repayments	(24,069)	(13,316)
Effect of foreign exchange rate changes	(115)	(731)
Ending Balance	$ 30,357	$ 4,307	$ 10,457